RIGHT-OF-USE ASSETS AND LEASES LIABILITIES (Details Narrative) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Right-of-use assets		¥ 469,000
Lease liabilities		485,000
Financing activities from discontinued operations for leases		358,000	¥ 1,144,000
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets		30,937,000
Lease liabilities		33,325,000
Financing activities from discontinued operations for leases	¥ 14,303,000	¥ 14,303,000	¥ 14,303,000